Impairment and past-due receivables (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment of financial assets	SEK (59)	SEK (23)	SEK (33)
Reversal of previous write-downs	110	7	279
Net impairment and reversals	51	(16)	246
Established losses	(47)		(202)
Reserves applied to cover established credit losses	46		(9)
Collateralized debt obligation sold and corresponding reserve dissolved			206
Recovered credit losses	1	0	1
Net credit losses	51	(16)	36
Reserve of impairment of financial assets:
Opening balance	(254)	(236)	(464)
Reserves applied to cover established credit losses	46		(9)
Net impairment and reversals	51	(16)	246
Currency effects	2	(2)	(9)
Closing balance	(155)	(254)	SEK (236)
Decrease of the reserve for collectively-assessed credits	(60)
Reserve for collectively-assessed credits	SEK (90)	SEK (170)